N-2	Oct. 31, 2023
Cover [Abstract]
Entity Central Index Key	0000031462
Amendment Flag	false
Securities Act File Number	1-9328
Document Type	8-K
Entity Registrant Name	ECOLAB INC.
Entity Address, Address Line One	1 Ecolab Place
Entity Address, City or Town	Saint Paul
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55102
City Area Code	800
Local Phone Number	232-6522
Entity Emerging Growth Company	false